Shareholder Report, Holdings (Details) - C000243281	Oct. 31, 2024
Alphabet8253910
Holdings [Line Items]
Percent of Total Investments	5.20%
Amazon.com8253912
Holdings [Line Items]
Percent of Total Investments	4.90%
Apple8253915
Holdings [Line Items]
Percent of Total Investments	4.70%
Sony Group8253947
Holdings [Line Items]
Percent of Total Investments	4.70%
Spotify Technology8253987
Holdings [Line Items]
Percent of Total Investments	3.90%
iHeartMedia8253923
Holdings [Line Items]
Percent of Total Investments	3.50%
Live Nation Entertainment8253925
Holdings [Line Items]
Percent of Total Investments	3.40%
Universal Music Group8253968
Holdings [Line Items]
Percent of Total Investments	3.30%
Endeavor Group Holdings8253921
Holdings [Line Items]
Percent of Total Investments	3.20%
Genie Music8253958
Holdings [Line Items]
Percent of Total Investments	3.20%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	74.00%